Equity (Details) - Schedule of stock option activity	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of stock option activity [Abstract]
Options outstanding, Number of Options | shares	2,102,529
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 28.06
Granted, Number of Options | shares	84,326
Granted, Weighted Average Exercise Price | $ / shares	$ 13
Exercised, Number of Options | shares	(399,911)
Exercised, Weighted Average Exercise Price | $ / shares	$ 20.14
Forfeited, Number of Options | shares	(54,576)
Forfeited, Weighted Average Exercise Price | $ / shares	$ 37.72
Options outstanding, Number of Options | shares	1,732,368
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 28.85
Options exercisable, Number of Options | shares	1,376,409
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 31.99